REVENUE RECOGNITION (Schedule of Company's Revenues According to Company's Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 204,408	$ 156,011
Aviation Security [Member]
Segment Reporting Information [Line Items]
Revenue	146,837	107,237
Other Aviation Related Services [Member]
Segment Reporting Information [Line Items]
Revenue	31,328	23,954
Authentication Technology [Member]
Segment Reporting Information [Line Items]
Revenue	$ 26,243	$ 24,820